Schedule of Investments(a)
Invesco QQQ TrustSM, Series 1 (QQQ)
June 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Automobiles-1.95%
Tesla, Inc.(b)	2,067,284	$2,232,273,936
Beverages-2.14%
Monster Beverage Corp.(b)	5,872,309	407,068,460
PepsiCo, Inc.	15,473,707	2,046,552,488
		2,453,620,948
Biotechnology-5.02%
Alexion Pharmaceuticals, Inc.(b)	2,462,699	276,413,336
Amgen, Inc.	6,560,286	1,547,309,056
Biogen, Inc.(b)	1,819,954	486,928,693
BioMarin Pharmaceutical, Inc.(b)	2,016,679	248,737,188
Gilead Sciences, Inc.	13,988,971	1,076,311,429
Incyte Corp.(b)	2,424,143	252,038,148
Regeneron Pharmaceuticals, Inc.(b)	1,124,925	701,559,476
Seattle Genetics, Inc.(b)	1,930,506	328,031,579
Vertex Pharmaceuticals, Inc.(b)	2,891,495	839,429,913
		5,756,758,818
Commercial Services & Supplies-0.46%
Cintas Corp.	1,160,461	309,100,392
Copart, Inc.(b)	2,618,227	218,019,762
		527,120,154
Communications Equipment-1.92%
Cisco Systems, Inc.	47,087,853	2,196,177,464
Diversified Telecommunication Services-0.13%
Liberty Global PLC, Class A (United Kingdom)(b)	2,032,611	44,432,876
Liberty Global PLC, Class C (United Kingdom)(b)	4,589,802	98,726,641
		143,159,517
Electric Utilities-0.66%
Exelon Corp.	10,866,769	394,355,047
Xcel Energy, Inc.	5,856,851	366,053,188
		760,408,235
Electronic Equipment, Instruments & Components-0.16%
CDW Corp.	1,587,183	184,398,921
Entertainment-3.35%
Activision Blizzard, Inc.	8,592,636	652,181,072
Electronic Arts, Inc.(b)	3,219,544	425,140,785
NetEase, Inc., ADR (China)	826,167	354,739,587
Netflix, Inc.(b)	4,904,868	2,231,911,135
Take-Two Interactive Software, Inc.(b)	1,270,765	177,360,671
		3,841,333,250
Food & Staples Retailing-1.66%
Costco Wholesale Corp.	4,924,648	1,493,202,520
Walgreens Boots Alliance, Inc.	9,782,903	414,697,258
		1,907,899,778
Food Products-1.09%
Kraft Heinz Co. (The)	13,626,100	434,536,329
Mondelez International, Inc., Class A	15,919,419	813,959,893
		1,248,496,222
Health Care Equipment & Supplies-1.49%
Align Technology, Inc.(b)	878,347	241,053,551
DexCom, Inc.(b)	1,029,898	417,520,649
IDEXX Laboratories, Inc.(b)	947,256	312,746,041
Intuitive Surgical, Inc.(b)	1,300,580	741,109,501
		1,712,429,742
	Shares	Value
Health Care Technology-0.20%
Cerner Corp.	3,394,212	$232,673,233
Hotels, Restaurants & Leisure-1.11%
Marriott International, Inc., Class A(b)	3,616,216	310,018,198
Starbucks Corp.	13,029,143	958,814,633
		1,268,832,831
Interactive Media & Services-11.83%
Alphabet, Inc., Class A(b)	3,009,782	4,268,021,365
Alphabet, Inc., Class C(b)	2,938,962	4,154,546,073
Baidu, Inc., ADR (China)(b)	3,067,052	367,708,864
Facebook, Inc., Class A(b)	21,022,111	4,773,490,745
		13,563,767,047
Internet & Direct Marketing Retail-12.74%
Amazon.com, Inc.(b)	4,360,524	12,029,900,822
Booking Holdings, Inc.(b)	456,538	726,963,719
eBay, Inc.	7,836,402	411,019,285
Expedia Group, Inc.(b)	1,510,702	124,179,704
JD.com, Inc., ADR (China)(b)	10,352,801	623,031,564
MercadoLibre, Inc. (Argentina)(b)	554,344	546,455,685
Trip.com Group Ltd., ADR (China)(b)	5,832,343	151,174,331
		14,612,725,110
IT Services-4.04%
Automatic Data Processing, Inc.	4,792,997	713,629,323
Cognizant Technology Solutions Corp., Class A	6,028,595	342,544,768
Fiserv, Inc.(b)	7,466,217	728,852,104
Paychex, Inc.	4,000,399	303,030,224
PayPal Holdings, Inc.(b)	13,094,518	2,281,457,871
VeriSign, Inc.(b)	1,288,553	266,511,417
		4,636,025,707
Life Sciences Tools & Services-0.53%
Illumina, Inc.(b)	1,639,382	607,145,124
Machinery-0.25%
PACCAR, Inc.	3,855,632	288,594,055
Media-3.16%
Charter Communications, Inc., Class A(b)	2,302,478	1,174,355,879
Comcast Corp., Class A	50,795,112	1,979,993,466
Fox Corp., Class A	3,821,298	102,487,212
Fox Corp., Class B	2,911,627	78,148,069
Sirius XM Holdings, Inc.	48,836,760	286,671,781
		3,621,656,407
Multiline Retail-0.21%
Dollar Tree, Inc.(b)	2,645,594	245,193,652
Professional Services-0.54%
CoStar Group, Inc.(b)	435,117	309,224,598
Verisk Analytics, Inc.	1,809,573	307,989,325
		617,213,923
Road & Rail-0.52%
CSX Corp.	8,536,692	595,348,900
Semiconductors & Semiconductor Equipment-12.41%
Advanced Micro Devices, Inc.(b)	13,061,325	687,156,308
Analog Devices, Inc.	4,108,793	503,902,373
Applied Materials, Inc.	10,220,793	617,846,937
ASML Holding N.V., New York Shares (Netherlands)	857,136	315,451,762
Broadcom, Inc.	4,458,595	1,407,177,168
Intel Corp.	47,218,398	2,825,076,752
KLA Corp.	1,729,073	336,270,117
See accompanying notes which are an integral part of this schedule.

Invesco QQQ TrustSM, Series 1 (QQQ)—(continued)
June 30, 2020
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Lam Research Corp.	1,618,837	$523,629,016
Maxim Integrated Products, Inc.	2,973,414	180,218,623
Microchip Technology, Inc.	2,736,035	288,131,846
Micron Technology, Inc.(b)	12,403,282	639,017,089
NVIDIA Corp.	6,858,618	2,605,657,564
NXP Semiconductors N.V. (Netherlands)	3,111,864	354,876,971
QUALCOMM, Inc.	12,545,395	1,144,265,478
Skyworks Solutions, Inc.	1,860,570	237,892,480
Texas Instruments, Inc.	10,235,114	1,299,552,425
Xilinx, Inc.	2,711,741	266,808,197
		14,232,931,106
Software-17.53%
Adobe, Inc.(b)	5,373,127	2,338,975,914
ANSYS, Inc.(b)	954,597	278,484,583
Autodesk, Inc.(b)	2,444,371	584,669,100
Cadence Design Systems, Inc.(b)	3,113,534	298,774,723
Check Point Software Technologies Ltd. (Israel)(b)	1,594,654	171,313,679
Citrix Systems, Inc.	1,376,670	203,623,260
DocuSign, Inc.(b)	2,042,331	351,709,822
Intuit, Inc.	2,908,186	861,375,611
Microsoft Corp.	66,299,244	13,492,559,146
Splunk, Inc.(b)	1,771,393	351,975,789
Synopsys, Inc.(b)	1,681,621	327,916,095
Workday, Inc., Class A(b)	1,940,542	363,579,949
Zoom Video Communications, Inc., Class A(b)	1,868,576	473,758,759
		20,098,716,430
	Shares	Value
Specialty Retail-0.71%
O’Reilly Automotive, Inc.(b)	827,801	$349,058,847
Ross Stores, Inc.	3,963,278	337,829,817
Ulta Beauty, Inc.(b)	627,957	127,739,013
		814,627,677
Technology Hardware, Storage & Peripherals-12.28%
Apple, Inc.	37,893,614	13,823,590,387
NetApp, Inc.	2,466,627	109,444,240
Western Digital Corp.(b)	3,342,311	147,563,031
		14,080,597,658
Textiles, Apparel & Luxury Goods-0.38%
lululemon athletica, inc.(b)	1,386,324	432,546,951
Trading Companies & Distributors-0.24%
Fastenal Co.	6,388,206	273,670,745
Wireless Telecommunication Services-1.25%
T-Mobile US, Inc.(b)	13,757,681	1,432,862,476
TOTAL INVESTMENTS IN SECURITIES-99.96% (Cost $107,032,562,667)		114,619,206,017
OTHER ASSETS LESS LIABILITIES-0.04%		41,594,067
NET ASSETS-100.00%		$114,660,800,084

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2020, all of the securities in the Trust were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Trust’s investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.